Restructuring Activities (Narrative Details) € in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($)	Dec. 31, 2015 USD ($) employee	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€)
Restructuring Cost and Reserve [Line Items]
Long-lived asset impairment charges		$ 60.7	$ 59.4		$ 33.6
Restructuring charges (reversals)		$ 6.8	(22.9)		(75.0)
Settlement of Supply Agreement with Affiliate	$ 32.3
2015 Ipoh Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Number of Positions Eliminated		650
Long-lived asset impairment charges		$ 56.7
Restructuring charges (reversals)		3.1
Payments for Restructuring		$ (0.2)
2014 Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated | employee		120
Restructuring charges (reversals)		$ 1.9	3.9
Q4 2014 Workforce Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated | employee		120
Restructuring Costs		$ 2.1	2.5
2011 US Plan [Member]
Restructuring Cost and Reserve [Line Items]
Long-lived asset impairment charges			57.3
Restructuring charges (reversals)		(0.2)	(14.6)		(13.0)
Payments for Restructuring		(1.9)	(26.5)		(64.9)
Building [Member] | 2015 Ipoh Plan [Member]
Restructuring Cost and Reserve [Line Items]
Long-lived asset impairment charges		36.9
Machinery and equipment | 2015 Ipoh Plan [Member]
Restructuring Cost and Reserve [Line Items]
Long-lived asset impairment charges		16.0
Other Assets [Member] | 2015 Ipoh Plan [Member]
Restructuring Cost and Reserve [Line Items]
Long-lived asset impairment charges		3.8
St. Peters [Member] | 2014 Plan [Member]
Restructuring Cost and Reserve [Line Items]
Long-lived asset impairment charges		$ 4.0	2.0
Subsidiaries [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges (reversals)			(14.4)		(62.9)
Merano Polysilicon Plant [Member]
Restructuring Cost and Reserve [Line Items]
Loans Provided to Buyer | €				€ 7.5
Liabilities Sold to VIE | €				5.4
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount | €						€ 9.6
Additional Exposure to Loss as Result of VIE | €				7.5
Retail Land Sales, Deposit Method, Debt Assumed by Buyer | €						€ 7.9
Long-lived asset impairment charges			57.3		33.6
Sale Price of Property Plant and Equipment | €				10.0
Loss on Sale of Property, Plant, and Equipment			4.7
Assets Sold to VIE | €				€ 15.8
Merano Polysilicon Plant [Member] | 2011 US Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges (reversals)			(12.0)
Scenario, Actual [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges (reversals)			$ (2.6)
Scenario, Actual [Member] | 2011 US Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges (reversals)					$ (75.9)